EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSS) PER SHARE
Schedule of basic and diluted earnings (loss) per share

	2021			2022			2023
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Basic earnings (loss) per share:
Numerator:
Net loss from continuing operations attributable to ordinary shareholders—basic	(768,670)	(293,707)	(149,205)	(909,443)	(341,778)	(173,626)	(521,059)	(73,391)	(204,618)	(28,820)	(103,947)	(14,641)
Net income (loss) from discontinued operations, net of tax	934,833	357,198	181,458	(24,552)	(9,225)	(4,687)	9,561	1,346	3,754	529	1,907	269
Net income (loss) attributable to ordinary shareholders—basic	166,163	63,491	32,253	(933,995)	(351,003)	(178,313)	(511,498)	(72,045)	(200,864)	(28,291)	(102,040)	(14,372)
Denominator:
Weighted average number of ordinary shares outstanding—basic	246,207,464	94,075,249	47,790,698	250,326,701	94,075,249	47,790,698	239,563,290	239,563,290	94,075,249	94,075,249	47,790,698	47,790,698
Continuing operations	(3.12)	(3.12)	(3.12)	(3.63)	(3.63)	(3.63)	(2.18)	(0.31)	(2.18)	(0.31)	(2.18)	(0.31)
Discontinued operations	3.80	3.80	3.80	(0.10)	(0.10)	(0.10)	0.04	0.01	0.04	0.01	0.04	0.01
Basic earnings (loss) per share	0.68	0.68	0.68	(3.73)	(3.73)	(3.73)	(2.14)	(0.30)	(2.14)	(0.30)	(2.14)	(0.30)

Basic earnings (loss) per ADS:
Basic earnings (loss) per ADS (1 ADS equals 20 Class A ordinary shares)	13.60	13.60	13.60	(74.60)	(74.60)	(74.60)	(42.70)	(6.01)	(42.70)	(6.01)	(42.70)	(6.01)

	2021			2022			2023
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Diluted loss per share:
Numerator:
Net loss from continuing operations attributable to ordinary shareholders—basic	(768,670)	(293,707)	(149,205)	(909,443)	(341,778)	(173,626)	(521,059)	(73,391)	(204,618)	(28,820)	(103,947)	(14,641)
Net income (loss) from discontinued operations, net of tax	934,833	357,198	181,458	(24,552)	(9,225)	(4,687)	9,561	1,346	3,754	529	1,907	269
Net income (loss) attributable to ordinary shareholders—basic	166,163	63,491	32,253	(933,995)	(351,003)	(178,313)	(511,498)	(72,045)	(200,864)	(28,291)	(102,040)	(14,372)
Reallocation of net loss from continuing operations attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 20)	(442,912)	—	—	(515,404)	—	—	(308,565)	(43,460)	—	—	—	—
Reallocation of net income (loss) from discontinued operations, net of tax attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 20)	538,656	—	—	(13,912)	—	—	5,662	798	—	—	—	—
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 20)	95,744	—	—	(529,316)	—	—	(302,903)	(42,662)	—	—	—	—
Net income (loss) attributable to ordinary shareholders—diluted	261,907	63,491	32,253	(1,463,311)	(351,003)	(178,313)	(814,401)	(114,707)	(200,864)	(28,291)	(102,040)	(14,372)
Denominator:
Weighted average number of ordinary shares outstanding—basic	246,207,464	94,075,249	47,790,698	250,326,701	94,075,249	47,790,698	239,563,290	239,563,290	94,075,249	94,075,249	47,790,698	47,790,698
Conversion of Class C and Class B to Class A ordinary shares (Note 20)	141,865,947	—	—	141,865,947	—	—	141,865,947	141,865,947	—	—	—	—
Weighted average number of ordinary shares for continuing operations outstanding - diluted	388,073,411	94,075,249	47,790,698	392,192,648	94,075,249	47,790,698	381,429,237	381,429,237	94,075,249	94,075,249	47,790,698	47,790,698
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	388,073,411	94,075,249	47,790,698	392,192,648	94,075,249	47,790,698	381,429,237	381,429,237	94,075,249	94,075,249	47,790,698	47,790,698
Weighted average number of ordinary shares outstanding - diluted	388,073,411	94,075,249	47,790,698	392,192,648	94,075,249	47,790,698	381,429,237	381,429,237	94,075,249	94,075,249	47,790,698	47,790,698
Continuing operations	(3.12)	(3.12)	(3.12)	(3.63)	(3.63)	(3.63)	(2.18)	(0.31)	(2.18)	(0.31)	(2.18)	(0.31)
Discontinued operations	3.80	3.80	3.80	(0.10)	(0.10)	(0.10)	0.04	0.01	0.04	0.01	0.04	0.01
Diluted earnings (loss) per share	0.68	0.68	0.68	(3.73)	(3.73)	(3.73)	(2.14)	(0.30)	(2.14)	(0.30)	(2.14)	(0.30)

Diluted earnings (loss) per share:
Diluted earnings (loss) per ADS (1 ADS equals 20 Class A ordinary shares)	13.60	13.60	13.60	(74.60)	(74.60)	(74.60)	(42.70)	(6.01)	(42.70)	(6.01)	(42.70)	(6.01)